INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES
INCOME TAXES

NOTE 4 INCOME TAXES

        The components of the provision for income taxes are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Current:
Federal	$108,297	$42,377	$31,312
Foreign	13,201	14,259	13,215
State	10,542	8,112	1,937

	132,040	64,748	46,464

Deferred:
Federal	196,373	185,076	100,206
Foreign	(6,484)	(4,117)	7,846
State	7,042	6,692	(2,361)

	196,931	187,651	105,691

Total provision	$328,971	$252,399	$152,155

        The amounts of domestic and foreign income before income taxes are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Domestic	$886,484	$666,073	$389,383
Foreign	16,096	20,994	48,853

	$902,580	$687,067	$438,236

        Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. Recoverability of any tax assets are evaluated and necessary allowances are provided. The carrying value of the net deferred tax assets is based on management's judgments using certain estimates and assumptions that we will be able to generate sufficient future taxable income in certain tax jurisdictions to realize the benefits of such assets. If these estimates and related assumptions change in the future, additional valuation allowances may be recorded against the deferred tax assets resulting in additional income tax expense in the future.

        The components of our net deferred tax liabilities are as follows:

	September 30,
	2012	2011
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,103,769	$898,657
Available-for-sale securities	154,463	119,464
Other	4	62

Total deferred tax liabilities	1,258,236	1,018,183

Deferred tax assets:
Pension reserves	9,482	14,260
Self-insurance reserves	7,737	8,344
Net operating loss and foreign tax credit carryforwards	59,730	54,967
Financial accruals	39,833	36,672
Other	6,533	3,224

Total deferred tax assets	123,315	117,467
Valuation allowance	56,564	54,709

Net deferred tax assets	66,751	62,758

Net deferred tax liabilities	$1,191,485	$955,425

        The change in our net deferred tax assets and liabilities is impacted by foreign currency remeasurement.

        As of September 30, 2012, we had state and foreign net operating loss carryforwards for income tax purposes of $21.4 million and $34.7 million, respectively, and foreign tax credit carryforwards of approximately $49.9 million (of which $46.0 million is reflected as a deferred tax asset in our Consolidated Financial Statements prior to consideration of our valuation allowance) which will expire in years 2013 through 2022. The valuation allowance is primarily attributable to state and foreign net operating loss carryforwards of $1.6 million and $11.4 million, respectively, and foreign tax credit carryforwards of $43.5 million which more likely than not will not be utilized.

        Effective income tax rates as compared to the U.S. Federal income tax rate are as follows:

	Years Ended September 30,
	2012	2011	2010
U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	0	1	(1)

Effective income tax rate	36%	37%	35%

        We recognize accrued interest related to unrecognized tax benefits in interest expense, and penalties in other expense in the Consolidated Statements of Income. As of September 30, 2012 and 2011, we had accrued interest and penalties of $6.1 million and $5.4 million, respectively.

        A reconciliation of the change in our gross unrecognized tax benefits for the fiscal year ended September 30, 2012 and 2011 is as follows:

	September 30,
	2012	2011
	(in thousands)
Unrecognized tax benefits at October 1,	$6,878	$5,549
Gross decreases—tax positions in prior periods	(4)	(249)
Gross increases—tax positions in prior periods	2,632	2,561
Gross increases—current period effect of tax positions	(242)	434
Expiration of statute of limitations for assessments	(826)	(1,417)

Unrecognized tax benefits at September 30,	$8,438	$6,878

        As of September 30, 2012 and September 30, 2011, our liability for unrecognized tax benefits was $8.4 million and $6.9 million, respectively, which would affect the effective tax rate if recognized. The liabilities for unrecognized tax benefits and related interest and penalties are included in other noncurrent liabilities in our Consolidated Balance Sheets.

        For the next 12 months, we cannot predict with certainty whether we will achieve ultimate resolution of any uncertain tax position associated with our international operations that could result in increases or decreases of our unrecognized tax benefits. However, we believe it is reasonably possible that the reserve for uncertain tax positions may increase by approximately $7.0 million to $9.5 million during the next 12 months due to an international matter.

        We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. The tax years that remain open to examination by U.S. federal and state jurisdictions include fiscal years 2008 through 2011. Audits in foreign jurisdictions are generally complete through fiscal year 2000.